Average Annual Total Returns (Invesco Balanced-Risk Retirement 2050 Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return Before Taxes
1 Year	13.18%
Since Inception	(1.97%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions
1 Year	10.92%
Since Inception	(3.42%)
Inception Date	Jan. 31, 2007
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Balanced-Risk Retirement 2050 Fund
Average Annual Total Returns
Column	Institutional Class: Inception (01/31/07)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.54%
Since Inception	(2.44%)
Inception Date	Jan. 31, 2007
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
Since Inception	(1.22%)
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Allocation Broad Index
Average Annual Total Returns
Label	Custom Balanced-Risk Allocation Broad Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.14%
Since Inception	2.22%
Inception Date	Jan. 31, 2007
Custom Balanced-Risk Retirement 2050 Index
Average Annual Total Returns
Label	Custom Balanced-Risk Retirement 2050 Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	10.23%
Since Inception	(2.45%)
Inception Date	Jan. 31, 2007
Lipper Mixed-Asset Target 2050+ Funds Category Average
Average Annual Total Returns
Label	Lipper Mixed-Asset Target 2050+ Funds Category Average:
1 Year	14.50%
Since Inception	(0.53%)
Inception Date	Jan. 31, 2007